Label	Element	Value
AllianzGI Wellness Fund
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Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated October 10, 2014 to the

Statutory Prospectus for Class A, Class B, Class C and Class D Shares of

Allianz Funds

Dated August 29, 2014

Disclosure Relating to AllianzGI Wellness Fund

Effective on or about December 22, 2014, the AllianzGI Wellness Fund (the “Fund”) will change its name to the “AllianzGI Health Sciences Fund”. All references to the Fund will be changed to “AllianzGI Health Sciences Fund”. In connection with this change, changes to the Fund’s investment policies and principal risks will also take effect, on or about December 22, 2014, as described in greater detail below.

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Wellness Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Descriptions of the Fund’s principal investment strategies will be revised to reflect that the Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in health sciences-related companies. The Fund’s principal investment strategies disclosure will also be revised to reflect that the Fund considers health sciences-related companies to include companies that design, manufacture, or sell products or services used for or in connection with healthcare, medicine or life sciences or that otherwise promote healthy living, in each case as determined by the Fund’s sub-adviser. Related changes will be made to the Fund’s principal risks to disclose the risks of investing in health sciences-related companies.

In connection with the changes described above, disclosure relating to the Fund’s current policies to invest in wellness-related companies will be deleted.

Please retain this Supplement for future reference.